Accrued charges and deposits	12 Months Ended
Mar. 31, 2021
Accrued Charges And Deposits
Accrued charges and deposits
24	Accrued charges and deposits

Accrued charges and deposits consisted of the following:

	March 31,
	2020	2021
	$ in thousands	$ in thousands

Provision for individual income tax underpaid penalty	1,893	1,893
Accrued provision for severance payment	444	568
Accrued audit fee	160	160
Accrued salary and wages	313	124
Other	364	420

	3,174	3,165